Cover	Nov. 17, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (Amendment No. 1) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission by GPB Automotive Portfolio, LP, a Delaware limited partnership (the "Partnership"), on November 23, 2021 (the "Original 8-K") announcing that GPB Portfolio Automotive, LLC, a Delaware limited liability company, Capstone Automotive Group, LLC, a Delaware limited liability company, Automile Parent Holdings, LLC, a Delaware limited liability company, Automile TY Holdings, LLC, a Delaware limited liability company and Prime Real Estate Holdings, LLC, a Delaware limited liability company, which are direct or indirect subsidiaries of the Partnership, completed the sale of substantially all of their assets to Group 1 Automotive, Inc. on November 17, 2021 (the "Transaction"). The Company is now filing this Amendment No. 1 to include the required pro forma financial information as a result of the completion of the Transaction. Except as indicated above and below, all other information in the Original 8-K remains unchanged.
Document Period End Date	Nov. 17, 2021
Entity File Number	000-56285
Entity Registrant Name	GPB Automotive Portfolio, LP
Entity Central Index Key	0001578742
Entity Tax Identification Number	35-2484347
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	535 W. 24th Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	877
Local Phone Number	489-8484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false